Trust specific information (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Physical silver bullion cost	$ 5,877,034	$ 4,517,707
Percent value of net assets of the Trust	0.45%
Management fee payable	$ 0	2,200
Capital losses available for tax purposes	4,019	3,837
Currency risk [member]
IfrsStatementLineItems [Line Items]
Other assets and accounts payable	$ (792)	$ (253)
Concentration Risk Location One [Member]
IfrsStatementLineItems [Line Items]
Percentage of physical silver bullion that constitutes total equity	58.20%	59.60%
Concentration Risk Location Two [Member]
IfrsStatementLineItems [Line Items]
Percentage of physical silver bullion that constitutes total equity	41.70%	32.00%
Concentration Risk Location Three [Member]
IfrsStatementLineItems [Line Items]
Percentage of physical silver bullion that constitutes total equity		8.30%
Scenario [Member]
IfrsStatementLineItems [Line Items]
Percent change in the exchange rate between the Canadian and U.S. Dollars	1.00%
Scenario [Member] | Other price risk [member]
IfrsStatementLineItems [Line Items]
Percentage increase in market value of silver	1.00%
Increase (decrease) in equity	$ 151,000	$ 52,200
Percentage decrease in market value of silver	1.00%